Commitments - Schedule of Commitment Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Leases [Abstract]
Remainder of 2013	$ 3,403
2014	6,882
2015	6,893
2016	6,911
2017	6,969
Thereafter	24,088
Operating leases, future minimum payments due	$ 55,146